UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:		200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 13, 2013


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	636,965



List of Other Included Manager:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS, INC.       COM              00751Y106    31782   439284 SH       Sole                   439284
ALLISON TRANSMISSION HOLDINGS  COM              01973R101    21296  1042915 SH       Sole                  1042915
BERKLEY W R CORPORATION        COM              084423102    31012   821730 SH       Sole                   821730
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108    52552      392 SH       Sole                      392
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    34440   383952 SH       Sole                   383952
CINCINNATI FINL CORP           COM              172062101      403    10300 SH       Sole                    10300
COCA COLA CO COM               COM              191216100     6878   189736 SH       Sole                   189736
COINSTAR INC COM               COM              19259P300     7630   146700 SH       Sole                   146700
COMCAST CORP NEW CL A SPL      COM              20030N200    50496  1405788 SH       Sole                  1405788
DOLBY LABORATORIES, INC. CL. A COM              25659T107    15757   537227 SH       Sole                   537227
EVERBANK FINL CORP COM         COM              29977G102    71707  4809318 SH       Sole                  4809318
EXACT SCIENCES CORP COM        COM              30063P105     3260   307800 SH       Sole                   307800
EXPONENT INC                   COM              30214U102      558    10000 SH       Sole                    10000
FLIR SYS INC COM               COM              302445101    53467  2395934 SH       Sole                  2395934
GALLAGHER ARTHUR J & CO        COM              363576109      665    19200 SH       Sole                    19200
GOOGLE INC.                    COM              38259P508    21332    30156 SH       Sole                    30156
HOUSTON WIRE & CABLE CO COM    COM              44244K109     1575   128364 SH       Sole                   128364
IBERIABANK CORP                COM              450828108     1051    21388 SH       Sole                    21388
JOHNSON & JOHNSON COM          COM              478160104      582     8300 SH       Sole                     8300
KINDER MORGAN ENERGY PARTNERS  COM              494550106      244     3058 SH       Sole                     3058
LABORATORY CORP AMER HLDGS COM COM              50540R409    41353   477406 SH       Sole                   477406
LENDER PROCESSING SERVICES     COM              52602E102     2915   118400 SH       Sole                   118400
LOCKHEED MARTIN CORP           COM              539830109      281     3050 SH       Sole                     3050
MARKEL CORP COM                COM              570535104    37087    85568 SH       Sole                    85568
MERCURY GENL CORP NEW COM      COM              589400100      770    19400 SH       Sole                    19400
ONEBEACON INSURANCE GROUP LTD  COM              G67742109     1228    88340 SH       Sole                    88340
PAYCHEX INC                    COM              704326107      431    13850 SH       Sole                    13850
PENN NATL GAMING INC COM       COM              707569109     8349   170000 SH       Sole                   170000
RLI CORP COM                   COM              749607107      808    12500 SH       Sole                    12500
RYANAIR HLDGS PLC SPONSORED AD COM              783513104    40662  1186184 SH       Sole                  1186184
SIEM INDS INC COM              COM              G81226105     3008    41200 SH       Sole                    41200
STRAYER ED INC COM             COM              863236105    14301   254599 SH       Sole                   254599
TEMPUR PEDIC INTL INC COM      COM              88023U101    30249   960585 SH       Sole                   960585
TESCO PLC SPONSORED ADR        COM              881575302      423    25800 SH       Sole                    25800
THOR INDS INC COM              COM              885160101      237     6336 SH       Sole                     6336
TORCHMARK CORP COM             COM              891027104    19805   383300 SH       Sole                   383300
TORTOISE MLP FD INC COM        COM              89148B101      404    16485 SH       Sole                    16485
US BANCORP DEL COM NEW         COM              902973304      642    20090 SH       Sole                    20090
WASHINGTON POST CO CL B        COM              939640108     5118    14013 SH       Sole                    14013
WELLS FARGO & CO NEW COM       COM              949746101      590    17254 SH       Sole                    17254
WHITE RIV CAP INC COM          COM              96445P105     1329    62550 SH       Sole                    62550
WMS INDUSTRIES INC             COM              929297109    20288  1159292 SH       Sole                  1159292